                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street, 11th Floor
                                              New York, NY 10281-1008

July 26, 2007

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

             Re:      OFI Tremont Market Neutral Hedge Fund
                      1933 Act File No. 333-111257/1940 Act File No. 811-21109
                      EDGAR Filing of Post Effective Amendment

To the Securities and Exchange Commission:

     An electronic  ("EDGAR")  filing is hereby made under the Securities Act of
1933,  as amended (the "1933 Act") and the  Investment  Company Act of 1940,  as
amended (the  "Investment  Company Act") on behalf of OFI Tremont Market Neutral
Hedge Fund (the "Fund"). This filing includes Post-Effective Amendment No. 14 to the Fund's 1933 Act  Registration  Statement on Form N-2 and Amendment No. 16 to
its Investment  Company Act Registration  Statement.  It is proposed this filing will become  effective  pursuant to Section 8(c) on July 27,  2007.  The Fund is offered on a  continuous  basis.  The Fund is not an interval  fund,  but rather provides  liquidity to investors through periodic fund repurchases under Section
13e-1 of the Securities Exchange Act of 1934 pursuant to Rule 13e-4 thereunder.

     A preliminary version of the Fund's Registration Statement was filed on May
24, 2007, and staff  comments were  delivered to the  undersigned in a telephone conversation  on July 18, 2007.  Responses to those comments are being filed via
EDGAR under separate cover.

     This filing  contains the Fund's  audited  financial  statements  at fiscal year-end  March  31,  2007,  together  with a signed  consent  from  the  Fund's
Independent Registered Public Accounting Firm.

                                                     Sincerely,

                                                     /s/ Mitchell J. Lindauer
                                                     ------------------------------------------
                                                     Mitchell J. Lindauer
                                                     Vice President & Assistant General Counsel
                                                     Phone: 212. 323.0254

cc:      Larry Greene, Securities and Exchange Commission
         Mayer, Brown, Rowe & Maw, LLP
         KPMG, LLP
         Gloria LaFond
         Nancy Vann